Common Shareholders' Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common shareholders' equity, other disclosures
Dividend payable date	Jun. 25, 2013
Dividend date of record	Jun. 11, 2013
Series A Common and Common Shares, dividends per share paid	$ 5.75
Series A Common and Common Shares, dividends paid	$ 482,270
Share repurchases
Amount	18,544	20,045	62,294
Common share repurchase authorization	On November 17, 2009, the Board of Directors of U.S. Cellular authorized the repurchase of up to 1,300,000 Common Shares on an annual basis beginning in 2009 and continuing each year thereafter, on a cumulative basis. These purchases will be made pursuant to open market purchases, block purchases, private purchases, or otherwise, depending on market prices and other conditions. This authorization does not have an expiration date.
Repurchase expiration	This authorization does not have an expiration date.
Treasury Shares
Share repurchases
Amount	18,544	20,045	62,294
Common Shares
Common shareholders' equity, other disclosures
Voting rights, board of directors	25%
Share repurchases
Number of shares acquired	499,000	571,000	1,276,000
Average cost per share	$ 37.19	$ 35.11	$ 48.82
Amount	$ 18,544	$ 20,045	$ 62,294
Common share repurchase authorization	On November 17, 2009, the Board of Directors of U.S. Cellular authorized the repurchase of up to 1,300,000 Common Shares on an annual basis beginning in 2009 and continuing each year thereafter, on a cumulative basis. These purchases will be made pursuant to open market purchases, block purchases, private purchases, or otherwise, depending on market prices and other conditions.
Repurchase authorization, additional number of shares	1,300,000
Common Shares | 401(k)
Common shareholders' equity, other disclosures
Shares reserved	67,215
Common Shares | Treasury Shares
Common shareholders' equity, other disclosures
Shares reissued	535,578	182,195	286,211
Series A Common Shares
Common shareholders' equity, other disclosures
Voting rights, board of directors	75%